Other Non-current Assets (Details) - Schedule of Other Non-Current Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other Non-current Assets (Details) - Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	$ 19,403	$ 12,012
Private clouds in construction [Member]
Other Non-current Assets (Details) - Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	12,398	12,012
Other cloud infrastructure [Member]
Other Non-current Assets (Details) - Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	$ 7,005